                             DECHERT PRICE & RHOADS
                         1500 K STREET, N.W., SUITE 500
                             WASHINGTON, D.C. 20005
                                 (202) 626-3300

                                 August 5, 1997

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Coventry Group
         File Nos. 33-44964 and 811-6526

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with seven of the Trust's series, AMCORE Vintage U.S. Government Obligations Fund; AMCORE Vintage Fixed Income Fund; AMCORE Vintage Intermediate Tax-Free Fund; AMCORE Vintage Equity Fund; AMCORE Vintage Balanced Fund; AMCORE Vintage Aggressive Growth Fund and AMCORE Vintage Fixed Total Return Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 31 which was filed on July 31, 1997. The text of Post-Effective Amendment No. 31 was filed electronically.

     Please do not hesitate to contact the undersigned at (202) 626-3364 or Jeffrey L. Steele at (202) 626-3314 if you have any questions regarding this certification.


                                      Very truly yours,

                                      /s/ Patrick W. D. Turley